Expense Example, No Redemption - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor New Markets Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 505
3 Years	727
5 Years	967
10 Years	1,653
Fidelity Advisor New Markets Income Fund - Class C
Expense Example, No Redemption:
1 Year	185
3 Years	573
5 Years	985
10 Years	1,940
Fidelity Advisor New Markets Income Fund - Class I
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
Fidelity Advisor New Markets Income Fund - Class Z
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor New Markets Income Fund - Class A
Expense Example, No Redemption:
1 Year	505
3 Years	727
5 Years	967
10 Years	$ 1,653